Fair Value of Financial Instruments - Additional Quantitative Information about Assets Measured at Fair Value on Non-Recurring Basis (Detail) - Fair Value, Measurements, Nonrecurring [Member] - Market Valuation of Underlying Collateral [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Impaired Loan [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Estimate	$ 193	$ 364
Selling costs	7.00%	7.00%
Impaired Loan [Member] | Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Selling costs	7.00%	7.00%
Real Estate Owned [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Estimate	$ 28
Selling costs	7.00%
Real Estate Owned [Member] | Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Selling costs	7.00%